Net Loss Per Common Share	3 Months Ended
Apr. 30, 2020
Net Loss Per Common Share
Net Loss Per Common Share

Note 13.Net Loss Per Common Share

Basic net loss per common share is computed using the weighted average common shares outstanding during the period and includes 416,667 shares of KLXE common stock to effect the Red Bone acquisition, which will be issued in September 2020. Such shares are included in the computation of basic weighted average common shares from the date of the acquisition. Diluted net loss per common share is computed by using the weighted average common shares outstanding including the dilutive effect of restricted shares based on an average share price during the period. For the three months ended April 30, 2020 and 2019, 2.3 and 0.4 shares of the Company’s common stock, respectively, were excluded from the determination of diluted net loss per common share because their effect would have been anti-dilutive. The computations of basic and diluted net loss per share for the three months ended April 30, 2020 and 2019 are as follows:

	Three Months Ended
	April 30,	April 30,
	2020	2019
Net loss	$(243.1)	$(5.0)
(Shares in millions)
Basic weighted average common shares	23.1	21.2
Effect of dilutive securities - dilutive securities	-	-
Diluted weighted average common shares	23.1	21.2

Basic net loss per common share	$(10.52)	$(0.24)
Diluted net loss per common share	$(10.52)	$(0.24)